Consolidated Balance Sheets		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current Assets
Cash		¥ 3,146,071	$ 449,766	¥ 10,522,943
Accounts receivable, net		7,073,675	1,011,262	15,742,983
Contract assets		48,079,453	6,873,501	63,584,323
Inventories		108,292	15,482	334,937
Prepayments and other current assets		71,038,434	10,155,747	7,065,310
Total current assets		129,445,925	18,505,758	97,250,496
Non-Current Assets
Property, equipment and software, net		38,553,926	5,511,719	39,795,125
Land use right, net		8,080,054	1,155,135	8,271,298
Other non-current assets		19,810,375	2,832,117	29,535,390
Deferred tax assets		1,300,475	185,918
Operating lease right-of-use assets, net		130,249	18,621	392,243
Total non-current assets		67,875,079	9,703,510	77,994,056
Total assets		197,321,004	28,209,268	175,244,552
Current Liabilities
Accounts payable		1,548,033	221,309	9,607,647
Accrued expenses and other current liabilities		10,612,411	1,517,165	9,933,441
Advances from customers		255,288	36,496	236,821
Short-term bank loans		34,900,000	4,989,349	31,000,000
Due to controlling shareholder		4,697,488	671,559	1,290,837
Dividend payable		57,191	8,176	59,800
Income tax payables		3,391,352	484,832	2,667,477
Operating lease liabilities, current		105,803	15,126	367,798
Total current liabilities		55,567,566	7,944,012	55,163,821
Non-Current Liabilities
Deferred tax liability, net				3,174,130
Other non-current liability		5,540,000	792,006	5,840,000
Total non-current liabilities		5,540,000	792,006	9,014,130
Total liabilities		61,107,566	8,736,018	64,177,951
Commitments and contingencies (Note 16)
SHAREHOLDER’S EQUITY
Ordinary shares, 156,000,000,000 shares authorized with par value HK$0.0001 each, 40,000,000 and 43,000,000 shares issued and outstanding as of December 31, 2024 and 2025	[1]	3,906	558	3,633
Subscription receivable		(3,633)	(519)	(3,633)
Additional paid-in capital		47,640,283	6,810,717	4,564,967
Accumulated other comprehensive loss		(11,878,639)	(1,698,186)	(12,141,002)
Statutory reserves		24,296,830	3,473,506	23,853,066
Retained earnings		76,154,691	10,887,174	94,789,570
Total shareholder’s equity		136,213,438	19,473,250	111,066,601
Total liabilities and shareholder’s equity		¥ 197,321,004	$ 28,209,268	¥ 175,244,552

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.